# 00208710 – HMS Prospectus Supplement

Filed pursuant to 497(e)
File Nos. 033-35788 and 811-06136

Homestead Funds, Inc.

Supplement Dated March 13, 2018
to the Prospectus
Dated May 1, 2017, as supplemented September 26, 2017 and February 8, 2018

This supplement revises certain information contained in the above-referenced prospectus (the “Prospectus”) regarding the Short-Term Government Securities Fund and Short-Term Bond Fund (the “Funds”), each a series of Homestead Funds, Inc. Please read this supplement carefully and keep it with your Prospectus for future reference. You may obtain copies of the Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

Effective June 29, 2018, Doug Kern will retire as co-manager of the Funds. Mauricio Agudelo will continue as the manager of each Fund.